Schedule of Investments (unaudited)
January 31, 2023
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.2%
BWX Technologies, Inc.	81,360	$ 4,951,570
Curtiss-Wright Corp.	10,197	1,690,663
General Dynamics Corp.	278,045	64,801,168
HEICO Corp.	4,884	834,920
HEICO Corp., Class A	8,739	1,168,229
Huntington Ingalls Industries, Inc.	50,969	11,240,703
L3Harris Technologies, Inc.	236,844	50,878,828
Lockheed Martin Corp.	355,398	164,641,677
Northrop Grumman Corp.	112,573	50,437,207
Raytheon Technologies Corp.	1,980,195	197,722,471
		548,367,436
Air Freight & Logistics — 1.3%
CH Robinson Worldwide, Inc.	170,726	17,101,624
Expeditors International of Washington, Inc.	122,648	13,264,381
Forward Air Corp.	19,308	2,082,368
United Parcel Service, Inc., Class B	1,537,910	284,867,069
		317,315,442
Auto Components — 0.0%
Gentex Corp.	249,031	7,348,905
Automobiles — 0.0%
Thor Industries, Inc.	80,291	7,654,141
Banks — 9.1%
Associated Banc-Corp.	335,987	7,529,469
Atlantic Union Bankshares Corp.	154,962	5,995,480
BancFirst Corp.	18,599	1,601,932
Bank of America Corp.	11,344,886	402,516,555
Bank of Hawaii Corp.	90,615	6,931,141
Bank OZK	214,188	9,781,966
BOK Financial Corp.	39,023	3,921,812
Cadence Bank	119,539	3,057,808
Cathay General Bancorp	144,808	6,365,760
Citigroup, Inc.	5,340,090	278,859,500
Comerica, Inc.	330,380	24,220,158
Commerce Bancshares, Inc.	106,830	7,110,605
Community Bank System, Inc.	53,253	3,073,231
Cullen/Frost Bankers, Inc.	98,949	12,891,076
CVB Financial Corp.	235,800	5,711,076
East West Bancorp, Inc.	209,424	16,443,973
Fifth Third Bancorp	1,659,962	60,240,021
First Financial Bankshares, Inc.	155,267	5,530,611
First Horizon Corp.	787,984	19,486,844
First Merchants Corp.	114,830	4,896,351
First Republic Bank	103,135	14,529,659
Fulton Financial Corp.	360,231	6,026,665
Glacier Bancorp, Inc.	165,126	7,528,094
Heartland Financial U.S.A., Inc.	58,496	2,893,797
Hilltop Holdings, Inc.	78,649	2,571,822
Home BancShares, Inc.	325,609	7,772,287
Independent Bank Corp./MA	34,694	2,764,765
Independent Bank Group, Inc.	55,754	3,417,720
JPMorgan Chase & Co.	5,385,604	753,769,136
Lakeland Financial Corp.	2,526	178,613
M&T Bank Corp.	344,394	53,725,464
Park National Corp.	26,296	3,293,574
PNC Financial Services Group, Inc.	957,771	158,444,057
Popular, Inc.	154,796	10,625,197
Prosperity Bancshares, Inc.	161,705	12,266,941
Regions Financial Corp.	2,093,774	49,287,440
ServisFirst Bancshares, Inc.	36,406	2,482,161
Security	Shares	Value
Banks (continued)
Simmons First National Corp., Class A	177,423	$ 3,958,307
SouthState Corp.	114,460	9,111,016
Stock Yards Bancorp, Inc.	31,839	1,909,066
Synovus Financial Corp.	308,635	12,947,238
Towne Bank	121,288	3,695,645
U.S. Bancorp	3,598,045	179,182,641
UMB Financial Corp.	47,928	4,322,626
United Community Banks, Inc.	154,182	5,017,082
Washington Federal, Inc.	119,077	4,222,470
WesBanco, Inc.	125,023	4,647,105
Wintrust Financial Corp.	59,301	5,424,262
Zions Bancorp N.A.	319,717	16,996,156
		2,229,176,375
Beverages — 3.3%
Brown-Forman Corp., Class A	39,473	2,624,954
Brown-Forman Corp., Class B, NVS	127,193	8,468,510
Coca-Cola Co.	6,509,094	399,137,644
Constellation Brands, Inc., Class A	125,500	29,055,760
PepsiCo, Inc.	2,103,879	359,805,387
		799,092,255
Biotechnology — 4.0%
AbbVie, Inc.	3,640,325	537,858,019
Amgen, Inc.	877,070	221,372,468
Gilead Sciences, Inc.	2,517,229	211,296,202
		970,526,689
Building Products — 0.5%
A O Smith Corp.	156,688	10,607,778
AAON, Inc.	20,779	1,585,853
Advanced Drainage Systems, Inc.	20,919	2,109,472
Allegion PLC	79,519	9,347,458
Carlisle Cos., Inc.	37,214	9,335,504
Fortune Brands Innovations, Inc.	157,737	10,175,614
Lennox International, Inc.	31,924	8,320,033
Masco Corp.	310,814	16,535,305
Masterbrand, Inc.(a)	157,652	1,450,398
Owens Corning	89,605	8,660,323
Simpson Manufacturing Co., Inc.	33,441	3,581,866
Trane Technologies PLC	213,245	38,196,444
UFP Industries, Inc.	46,018	4,304,984
		124,211,032
Capital Markets — 5.4%
Ameriprise Financial, Inc.	101,066	35,385,228
Bank of New York Mellon Corp.	1,473,358	74,507,714
BlackRock, Inc.(b)	250,650	190,295,987
CME Group, Inc., Class A	492,981	87,090,023
Cohen & Steers, Inc.	51,473	3,781,721
Evercore, Inc., Class A	57,481	7,461,609
FactSet Research Systems, Inc.	18,063	7,639,565
Goldman Sachs Group, Inc.	572,655	209,482,926
Hamilton Lane, Inc., Class A	55,196	4,297,561
Houlihan Lokey, Inc., Class A	65,704	6,509,295
Intercontinental Exchange, Inc.	495,595	53,301,242
Jefferies Financial Group, Inc.	377,897	14,843,794
MarketAxess Holdings, Inc.	23,131	8,416,214
Moody’s Corp.	91,462	29,519,361
Morgan Stanley	2,871,507	279,483,776
Morningstar, Inc.	9,110	2,212,637
MSCI, Inc., Class A	48,446	25,751,956
Nasdaq, Inc.	251,863	15,159,634
Northern Trust Corp.	431,252	41,818,506
Raymond James Financial, Inc.	139,578	15,740,211

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
S&P Global, Inc.	198,928	$ 74,586,064
SEI Investments Co.	81,863	5,110,707
State Street Corp.	695,667	63,535,267
Stifel Financial Corp.	127,454	8,591,674
T Rowe Price Group, Inc.	539,563	62,842,903
		1,327,365,575
Chemicals — 2.0%
Air Products and Chemicals, Inc.	274,181	87,877,752
Albemarle Corp.	44,502	12,525,088
Ashland, Inc.	35,970	3,930,442
Avient Corp.	145,583	5,899,023
Balchem Corp.	11,581	1,512,826
Cabot Corp.	70,285	5,294,569
Celanese Corp., Class A	164,950	20,321,840
Eastman Chemical Co.	265,209	23,383,478
Ecolab, Inc.	205,748	31,855,963
HB Fuller Co.	31,637	2,186,117
Innospec, Inc.	23,431	2,648,172
International Flavors & Fragrances, Inc.	460,131	51,746,332
Linde PLC	423,665	140,207,695
NewMarket Corp.	12,817	4,415,585
PPG Industries, Inc.	270,833	35,300,373
Quaker Chemical Corp.	8,663	1,705,485
RPM International, Inc.	126,806	11,401,127
Sensient Technologies Corp.	59,894	4,533,377
Sherwin-Williams Co.	135,760	32,119,458
Stepan Co.	18,586	2,041,486
Valvoline, Inc.	163,855	6,006,924
Westlake Corp.	32,812	4,027,673
		490,940,785
Commercial Services & Supplies — 0.5%
ABM Industries, Inc.	80,264	3,765,184
Brady Corp., Class A, NVS	68,448	3,659,915
Cintas Corp.	52,476	23,285,700
MSA Safety, Inc.	30,360	4,140,801
Republic Services, Inc.	180,576	22,539,496
Tetra Tech, Inc.	19,398	3,016,777
Waste Management, Inc.	356,644	55,183,526
		115,591,399
Communications Equipment — 1.7%
Cisco Systems, Inc.	7,887,932	383,905,651
Motorola Solutions, Inc.	119,717	30,768,466
		414,674,117
Construction & Engineering — 0.1%
Comfort Systems U.S.A., Inc.	15,210	1,841,018
MDU Resources Group, Inc.	350,477	10,833,244
		12,674,262
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	28,119	10,112,717
Vulcan Materials Co.	71,405	13,090,679
		23,203,396
Consumer Finance — 0.7%
American Express Co.	486,712	85,140,530
Discover Financial Services	380,501	44,415,882
FirstCash Holdings, Inc.	33,481	3,086,278
Nelnet, Inc., Class A	16,436	1,569,474
Synchrony Financial	770,588	28,303,697
		162,515,861
Security	Shares	Value
Containers & Packaging — 0.2%
AptarGroup, Inc.	56,236	$ 6,503,131
Avery Dennison Corp.	76,545	14,500,685
Ball Corp.	292,933	17,060,418
Silgan Holdings, Inc.	60,860	3,279,745
Sonoco Products Co.	199,787	12,208,984
		53,552,963
Distributors — 0.2%
Genuine Parts Co.	166,635	27,964,686
Pool Corp.	31,146	12,010,209
		39,974,895
Diversified Consumer Services — 0.1%
Graham Holdings Co., Class B	3,140	2,051,393
H&R Block, Inc.	268,098	10,450,460
Service Corp. International	137,970	10,230,476
		22,732,329
Diversified Financial Services — 0.1%
Equitable Holdings, Inc.	548,199	17,580,742
Electric Utilities — 4.0%
ALLETE, Inc.	137,752	8,521,339
Alliant Energy Corp.	473,998	25,610,112
American Electric Power Co., Inc.	1,064,330	100,004,447
Duke Energy Corp.	1,876,696	192,267,505
Edison International	986,911	67,998,168
Entergy Corp.	453,670	49,123,387
Evergy, Inc.	567,345	35,544,164
Eversource Energy	637,857	52,514,767
IDACORP, Inc.	92,017	9,736,319
MGE Energy, Inc.	52,441	3,833,961
NextEra Energy, Inc.	2,364,684	176,476,367
Otter Tail Corp.	69,192	4,438,667
PNM Resources, Inc.	146,729	7,260,151
Portland General Electric Co.	206,545	9,827,411
Southern Co.	2,548,323	172,470,501
Xcel Energy, Inc.	932,488	64,127,200
		979,754,466
Electrical Equipment — 0.9%
AMETEK, Inc.	86,604	12,550,652
Eaton Corp. PLC	496,606	80,554,459
Emerson Electric Co.	783,996	70,732,119
Hubbell, Inc.	58,698	13,436,559
nVent Electric PLC	185,506	7,373,863
Regal Rexnord Corp.	46,583	6,484,354
Rockwell Automation, Inc.	128,687	36,293,595
		227,425,601
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	366,969	29,273,117
Avnet, Inc.	164,560	7,550,013
Badger Meter, Inc.	18,317	2,122,940
CDW Corp.	104,839	20,551,589
Cognex Corp.	72,674	3,978,175
Corning, Inc.	1,493,666	51,695,780
Littelfuse, Inc.	17,541	4,502,599
National Instruments Corp.	228,195	12,322,530
TD SYNNEX Corp.	34,062	3,479,434
TE Connectivity Ltd.	354,899	45,125,408
		180,601,585
Food & Staples Retailing — 1.6%
Casey’s General Stores, Inc.	13,878	3,273,959
Costco Wholesale Corp.	199,640	102,043,990

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food & Staples Retailing (continued)
Kroger Co.	873,348	$ 38,977,521
Sysco Corp.	716,709	55,516,279
Walmart, Inc.	1,292,753	185,988,374
		385,800,123
Food Products — 1.5%
Archer-Daniels-Midland Co.	581,943	48,213,978
Flowers Foods, Inc.	349,969	9,690,642
Hershey Co.	155,798	34,992,231
Hormel Foods Corp.	380,552	17,242,811
Ingredion, Inc.	113,034	11,619,895
J&J Snack Foods Corp.	17,704	2,536,983
JM Smucker Co.	168,087	25,683,694
Kellogg Co.	490,462	33,635,884
Lamb Weston Holdings, Inc.	97,434	9,732,682
Lancaster Colony Corp.	18,887	3,624,604
McCormick & Co., Inc., NVS	261,251	19,625,175
Mondelez International, Inc., Class A	1,873,923	122,629,521
Tyson Foods, Inc., Class A	528,550	34,752,162
		373,980,262
Gas Utilities — 0.4%
Atmos Energy Corp.	215,818	25,367,248
National Fuel Gas Co.	167,410	9,719,825
New Jersey Resources Corp.	168,443	8,408,674
ONE Gas, Inc.	113,410	9,340,448
South Jersey Industries, Inc.	260,736	9,409,962
Southwest Gas Holdings, Inc.	136,153	9,112,720
Spire, Inc.	125,925	9,094,303
UGI Corp.	474,002	18,879,500
		99,332,680
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	1,896,567	209,665,482
Baxter International, Inc.	671,822	30,695,547
Becton Dickinson and Co.	243,470	61,408,004
DENTSPLY SIRONA, Inc.	226,604	8,345,825
Medtronic PLC	2,837,100	237,436,899
ResMed, Inc.	69,891	15,961,008
STERIS PLC	61,902	12,783,382
Stryker Corp.	233,831	59,348,646
		635,644,793
Health Care Providers & Services — 2.3%
AmerisourceBergen Corp.	111,033	18,760,136
Cardinal Health, Inc.	405,716	31,341,561
Chemed Corp.	3,314	1,674,034
Elevance Health, Inc.	139,986	69,991,600
Encompass Health Corp.	63,349	3,956,145
Ensign Group, Inc.	8,945	834,121
HCA Healthcare, Inc.	121,900	31,093,033
Humana, Inc.	43,639	22,330,076
McKesson Corp.	48,502	18,366,737
Quest Diagnostics, Inc.	124,405	18,471,655
UnitedHealth Group, Inc.	686,570	342,728,878
		559,547,976
Hotels, Restaurants & Leisure — 2.0%
Domino’s Pizza, Inc.	25,495	8,999,735
McDonald’s Corp.	998,973	267,125,380
Starbucks Corp.	1,441,955	157,374,969
Texas Roadhouse, Inc.	76,189	7,651,661
Wingstop, Inc.	10,912	1,729,225
Yum! Brands, Inc.	304,520	39,742,905
		482,623,875
Security	Shares	Value
Household Durables — 0.2%
DR Horton, Inc.	198,595	$ 19,599,341
Garmin Ltd.	289,771	28,652,556
		48,251,897
Household Products — 2.9%
Church & Dwight Co., Inc.	190,291	15,386,930
Colgate-Palmolive Co.	1,220,013	90,927,569
Kimberly-Clark Corp.	691,797	89,940,528
Procter & Gamble Co.	3,508,338	499,517,165
WD-40 Co.	15,821	2,761,397
		698,533,589
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	908,281	24,895,982
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	785,398	163,739,775
Insurance — 3.1%
Aflac, Inc.	780,814	57,389,829
Allstate Corp.	426,699	54,818,020
American Equity Investment Life Holding Co.	50,385	2,400,845
American Financial Group, Inc.	79,509	11,337,188
Aon PLC, Class A	94,120	29,994,162
Arthur J. Gallagher & Co.	133,195	26,068,925
Assurant, Inc.	61,757	8,188,361
Assured Guaranty Ltd.	58,971	3,691,585
Axis Capital Holdings Ltd.	139,817	8,748,350
Brown & Brown, Inc.	113,260	6,632,506
Chubb Ltd.	385,693	87,741,300
Cincinnati Financial Corp.	252,357	28,554,194
CNA Financial Corp.	63,480	2,765,189
CNO Financial Group, Inc.	170,429	4,390,251
Erie Indemnity Co., Class A, NVS	24,559	6,000,992
Everest Re Group Ltd.	47,027	16,444,872
First American Financial Corp.	251,692	15,572,184
Globe Life, Inc.	38,012	4,593,750
Hanover Insurance Group, Inc.	45,658	6,144,654
Hartford Financial Services Group, Inc.	446,185	34,628,418
Kinsale Capital Group, Inc.	2,934	816,943
Marsh & McLennan Cos., Inc.	415,215	72,625,256
MetLife, Inc.	1,087,216	79,388,512
Old Republic International Corp.	664,189	17,527,948
Primerica, Inc.	35,130	5,682,277
Principal Financial Group, Inc.	396,716	36,716,066
Reinsurance Group of America, Inc.	88,962	13,501,763
RenaissanceRe Holdings Ltd.	21,403	4,188,353
RLI Corp.	19,787	2,620,788
Selective Insurance Group, Inc.	48,142	4,573,490
Travelers Cos., Inc.	283,667	54,214,437
Unum Group	363,930	15,295,978
W. R. Berkley Corp.	65,886	4,621,244
Willis Towers Watson PLC	88,990	22,620,368
		750,498,998
IT Services — 2.8%
Accenture PLC, Class A	595,825	166,264,966
Automatic Data Processing, Inc.	402,683	90,929,848
Broadridge Financial Solutions, Inc.	143,766	21,616,656
CSG Systems International, Inc.	35,674	2,128,668
Fidelity National Information Services, Inc.	996,718	74,793,719
Genpact Ltd.	122,848	5,808,253
Jack Henry & Associates, Inc.	48,728	8,775,425
Mastercard, Inc., Class A	290,204	107,549,602
SS&C Technologies Holdings, Inc.	212,994	12,854,188

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
TTEC Holdings, Inc.	28,128	$ 1,430,028
Visa, Inc., Class A	854,984	196,825,867
		688,977,220
Leisure Products — 0.1%
Acushnet Holdings Corp.	33,438	1,569,914
Brunswick Corp.	91,931	7,752,541
Polaris, Inc.	79,863	9,171,467
		18,493,922
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	98,324	14,953,114
Danaher Corp.	147,922	39,107,619
Thermo Fisher Scientific, Inc.	51,107	29,147,855
West Pharmaceutical Services, Inc.	14,117	3,749,475
		86,958,063
Machinery — 2.5%
AGCO Corp.	26,539	3,665,832
Caterpillar, Inc.	668,183	168,575,889
Cummins, Inc.	219,384	54,745,083
Donaldson Co., Inc.	115,595	7,207,348
Dover Corp.	126,234	19,166,108
EnPro Industries, Inc.	12,536	1,517,734
Franklin Electric Co., Inc.	23,242	2,098,753
Graco, Inc.	126,231	8,624,102
Hillenbrand, Inc.	70,953	3,324,858
IDEX Corp.	46,380	11,116,358
Illinois Tool Works, Inc.	404,585	95,498,243
Ingersoll Rand, Inc.	36,751	2,058,056
ITT, Inc.	65,164	5,968,371
Kadant, Inc.	5,026	1,024,148
Lincoln Electric Holdings, Inc.	53,208	8,878,819
Nordson Corp.	35,956	8,748,095
Oshkosh Corp.	67,167	6,769,090
Otis Worldwide Corp.	371,524	30,550,418
PACCAR, Inc.	296,560	32,416,974
Parker-Hannifin Corp.	140,756	45,886,456
Pentair PLC	185,281	10,260,862
Snap-on, Inc.	90,534	22,518,522
Stanley Black & Decker, Inc.	368,623	32,921,720
Terex Corp.	47,508	2,421,483
Timken Co.	71,609	5,897,001
Toro Co.	68,599	7,650,160
Trinity Industries, Inc.	154,655	4,449,424
Watts Water Technologies, Inc., Class A	15,854	2,592,446
Xylem, Inc.	117,355	12,206,094
		618,758,447
Marine — 0.0%
Matson, Inc.	49,468	3,270,824
Media — 1.7%
Cable One, Inc.	4,997	3,947,030
Comcast Corp., Class A	8,294,581	326,391,762
Interpublic Group of Cos., Inc.	850,851	31,022,028
John Wiley & Sons, Inc., Class A	97,421	4,461,882
Nexstar Media Group, Inc., Class A	46,209	9,462,217
Omnicom Group, Inc.	456,360	39,242,397
Sirius XM Holdings, Inc.	658,965	3,815,407
		418,342,723
Metals & Mining — 0.4%
Nucor Corp.	210,455	35,571,104
Reliance Steel & Aluminum Co.	60,936	13,859,893
Royal Gold, Inc.	49,612	6,302,212
Security	Shares	Value
Metals & Mining (continued)
Southern Copper Corp.	173,850	$ 13,075,259
Steel Dynamics, Inc.	131,998	15,924,239
Worthington Industries, Inc.	48,187	2,740,395
		87,473,102
Multiline Retail — 0.7%
Dillard’s, Inc., Class A	880	346,113
Dollar General Corp.	120,719	28,199,958
Target Corp.	786,795	135,438,891
		163,984,962
Multi-Utilities — 1.7%
Ameren Corp.	424,427	36,869,974
Black Hills Corp.	140,589	10,175,832
CMS Energy Corp.	525,956	33,235,160
Consolidated Edison, Inc.	700,808	66,794,010
DTE Energy Co.	362,667	42,203,559
NiSource, Inc.	841,634	23,355,343
Public Service Enterprise Group, Inc.	1,085,452	67,222,042
Sempra Energy	534,926	85,764,686
WEC Energy Group, Inc.	584,339	54,922,023
		420,542,629
Oil, Gas & Consumable Fuels — 7.5%
Chevron Corp.	3,579,667	622,933,651
ConocoPhillips	1,365,121	166,367,296
EOG Resources, Inc.	840,651	111,176,095
Exxon Mobil Corp.	6,926,454	803,537,929
Phillips 66	1,092,844	109,579,468
Texas Pacific Land Corp.	1,948	3,887,916
Vitesse Energy, Inc.(a)	44,387	708,416
		1,818,190,771
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	59,876	4,076,957
Personal Products — 0.2%
Estee Lauder Cos., Inc., Class A	159,147	44,096,451
Inter Parfums, Inc.	22,153	2,618,928
Nu Skin Enterprises, Inc., Class A	113,989	4,887,848
		51,603,227
Pharmaceuticals — 8.3%
Bristol-Myers Squibb Co.	3,483,772	253,096,036
Eli Lilly & Co.	501,699	172,659,711
Johnson & Johnson	4,050,019	661,854,105
Merck & Co., Inc.	3,834,379	411,850,648
Perrigo Co. PLC	272,317	10,190,102
Pfizer, Inc.	10,791,784	476,565,181
Zoetis, Inc., Class A	243,812	40,348,448
		2,026,564,231
Professional Services — 0.2%
Booz Allen Hamilton Holding Corp., Class A	128,904	12,199,475
Exponent, Inc.	29,095	2,983,401
Insperity, Inc.	38,626	4,270,104
ManpowerGroup, Inc.	97,882	8,531,395
Robert Half International, Inc.	153,585	12,894,997
		40,879,372
Road & Rail — 1.4%
CSX Corp.	1,674,813	51,785,218
JB Hunt Transport Services, Inc.	45,343	8,572,094
Landstar System, Inc.	15,574	2,691,654
Norfolk Southern Corp.	290,303	71,359,381
Old Dominion Freight Line, Inc.	23,171	7,721,504
Ryder System, Inc.	89,312	8,431,946

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Road & Rail (continued)
Schneider National, Inc., Class B	34,611	$ 917,192
Union Pacific Corp.	923,844	188,639,706
Werner Enterprises, Inc.	56,235	2,641,358
		342,760,053
Semiconductors & Semiconductor Equipment — 5.6%
Analog Devices, Inc.	574,397	98,491,854
Applied Materials, Inc.	513,360	57,234,506
Broadcom, Inc.	771,151	451,131,047
KLA Corp.	114,886	45,090,457
Lam Research Corp.	128,526	64,275,853
Microchip Technology, Inc.	582,837	45,239,808
Monolithic Power Systems, Inc.	21,879	9,332,706
NXP Semiconductors NV	327,314	60,327,243
Power Integrations, Inc.	33,572	2,890,213
QUALCOMM, Inc.	1,720,624	229,204,323
Skyworks Solutions, Inc.	260,581	28,577,918
Texas Instruments, Inc.	1,575,079	279,119,750
Universal Display Corp.	32,557	4,314,779
		1,375,230,457
Software — 3.8%
Dolby Laboratories, Inc., Class A	59,640	4,744,958
Intuit, Inc.	136,925	57,874,090
Microsoft Corp.	2,940,245	728,622,113
Oracle Corp.	1,488,225	131,648,384
Roper Technologies, Inc.	36,427	15,545,222
		938,434,767
Specialty Retail — 3.2%
Best Buy Co., Inc.	521,932	46,305,807
Dick’s Sporting Goods, Inc.	56,370	7,370,941
Group 1 Automotive, Inc.	11,016	2,355,772
Home Depot, Inc.	1,472,937	477,481,987
Lithia Motors, Inc., Class A	14,029	3,692,433
Lowe’s Cos., Inc.	783,435	163,150,339
Penske Automotive Group, Inc.	28,389	3,628,682
Ross Stores, Inc.	226,433	26,762,116
Tractor Supply Co.	113,142	25,795,245
Williams-Sonoma, Inc.	115,561	15,593,801
		772,137,123
Technology Hardware, Storage & Peripherals — 3.5%
Apple Inc.	5,092,652	734,818,757
Hewlett Packard Enterprise Co.	2,350,821	37,918,743
HP, Inc.	1,976,073	57,582,767
NetApp, Inc.	422,456	27,979,261
		858,299,528
Textiles, Apparel & Luxury Goods — 0.5%
Carter’s, Inc.	98,151	8,182,849
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Columbia Sportswear Co.	29,137	$ 2,794,238
Nike, Inc., Class B	858,583	109,323,374
Steven Madden Ltd.	111,366	3,992,471
		124,292,932
Thrifts & Mortgage Finance — 0.0%
Walker & Dunlop, Inc.	52,458	5,003,444
WSFS Financial Corp.	31,138	1,504,277
		6,507,721
Trading Companies & Distributors — 0.5%
Air Lease Corp., Class A	121,195	5,450,139
Applied Industrial Technologies, Inc.	24,961	3,574,665
Boise Cascade Co.	19,831	1,486,730
Fastenal Co.	857,865	43,365,076
GATX Corp.	40,592	4,645,754
McGrath RentCorp	27,551	2,742,427
MSC Industrial Direct Co., Inc., Class A	107,274	8,871,560
Rush Enterprises, Inc., Class A	40,703	2,190,228
Rush Enterprises, Inc., Class B	6,747	392,473
Watsco, Inc.	68,875	19,792,609
WW Grainger, Inc.	32,401	19,099,741
		111,611,402
Water Utilities — 0.2%
American States Water Co.	36,670	3,453,214
American Water Works Co., Inc.	186,397	29,169,266
California Water Service Group	61,400	3,755,838
Essential Utilities, Inc.	342,772	16,017,736
SJW Group	29,613	2,292,342
		54,688,396
Total Long-Term Investments — 99.7% (Cost: $20,889,786,456)		24,327,209,030
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(b)(c)	40,531,936	40,531,936
Total Short-Term Securities — 0.2% (Cost: $40,531,936)		40,531,936
Total Investments — 99.9% (Cost: $20,930,318,392)		24,367,740,966
Other Assets Less Liabilities — 0.1%		32,575,314
Net Assets — 100.0%		$ 24,400,316,280
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Core Dividend Growth ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ —	$ (26,152)(b)	$ 26,152	$ —	$ —	—	$ 335,470(c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	48,180,000	—	(7,648,064)(b)	—	—	40,531,936	40,531,936	1,011,310	39
BlackRock, Inc.	146,773,563	53,660,823	(48,077,121)	(1,216,966)	39,155,688	190,295,987	250,650	3,967,454	—
				$ (1,190,814)	$ 39,155,688	$ 230,827,923		$ 5,314,234	$ 39
(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	344	03/17/23	$ 70,348	$ 3,033,092
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Core Dividend Growth ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 24,327,209,030	$ —	$ —	$ 24,327,209,030
Short-Term Securities
Money Market Funds	40,531,936	—	—	40,531,936
	$ 24,367,740,966	$ —	$ —	$ 24,367,740,966
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 3,033,092	$ —	$ —	$ 3,033,092
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
S&P	Standard & Poor’s